Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cash flow hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	$ (7,713)	$ 2,566	$ 5,131
Cash flow hedges [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(10,279)	(2,565)
Cash flow hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(6,574)	(869)
Cash flow hedges [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,139)	3,435
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(5,982)	2,372	5,216
Cash flow hedges [member] | Interest rate risk [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(8,354)	(2,844)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(4,843)	(1,063)
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,139)	3,435
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,747)	123	(40)
Cash flow hedges [member] | Currency risk [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,870)	163
Cash flow hedges [member] | Currency risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,747)	123
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	16	71	(45)
Cash flow hedges [member] | Equity price risk [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(55)	116
Cash flow hedges [member] | Equity price risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	16	71
Hedges of net investment in foreign operations [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(4,516)	(1,177)	$ (3,826)
Hedges of net investment in foreign operations [member] | Net change in other comprehensive income loss [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(3,339)	2,649
Hedges of net investment in foreign operations [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	$ (4,516)	$ (1,177)